Related Party Note Receivable (Details) - Schedule of Unaudited Condensed Interim Consolidated Statement of Operations and Comprehensive loss - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Principal [Member]
Schedule of Unaudited Condensed Interim Consolidated Statement of Operations and Comprehensive loss [Line Items]
Beginning Balance	$ 55,000
Loans advanced		55,000
Interest accrued
Provision for credit losses	(55,000)
Reversal of accrued interest
Ending Balance		55,000
Interest [Member]
Schedule of Unaudited Condensed Interim Consolidated Statement of Operations and Comprehensive loss [Line Items]
Beginning Balance	2,550
Loans advanced
Interest accrued	1,645	2,550
Provision for credit losses
Reversal of accrued interest	(4,195)
Ending Balance		$ 2,550